INVESTMENT IN PHI (Schedule of Summarized Financial Information for Associates) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Current assets	₪ 1,254		₪ 2,009
Non-current assets	2,722		2,709
Current liabilities	1,150		1,811
Non-current liabilities	1,420		1,473
Net Assets	3,976		4,718
Summarized statement of income
Revenues, net	3,259		3,268	₪ 3,544
Pre-tax Profit	63		135	88
After-tax profit	56	[1]	114	52
Total comprehensive income	57		113	46
Reconciliation to carrying amount:
Cost of revenues	2,700		2,627	₪ 2,924
P.H.I. Networks [Member]
Disclosure of associates [line items]
Current assets	137		119
Non-current assets	312		218
Current liabilities	135		117
Non-current liabilities	312		218
Net Assets	2		2
Supplemental information relating to associates:
Commitments for operating leases and operating expenses	781		443
Commitments to purchase fixed assets	6		2
Guarantees made to third parties	1		1
Summarized statement of income
Revenues, net	495		477
Pre-tax Profit
After-tax profit
Total comprehensive income
Reconciliation to carrying amount:
Opening net assets of PHI	2		2
Profit for the period
Closing net assets of PHI	2		2
Carrying amount: Group's share	1		1
Cost of revenues	70		45
Deferred expenses - Right of use	131		95
Current assets (liabilities)	(51)		(43)
Non-current investment in PHI	1		1
Other non-current assets (liabilities)	₪ (14)		₪ (7)

[1]	See Notes 2(n), 2(f)(5) regarding the adoption of IFRS15, Revenue from Contracts with Customers. In 2018, costs of obtaining contracts with customers were capitalized in the amounts of NIS 62 million and NIS 29 million for the cellular segment and the fixed-line segment, respectively. In 2018, amortization expenses of costs of obtaining contracts with customers for the cellular segment and the fixed-line segment were recorded in the amounts of NIS 36 million and NIS 13 million, respectively.